Equity-Based Compensation - Summary of Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Summary of option activity under stock plans
Number of options outstanding, beginning balance (in shares)	34,640,514
Number of options, granted (in shares)	2,131,500
Number of options, exercised (in shares)	(1,298,704)
Number of options, forfeited (in shares)	(2,735,813)
Number of options, expired (in shares)	(1,438,112)
Number of options outstanding, ending balance (in shares)	31,299,385	34,640,514
Share-based Compensation Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning balance (in dollars per share)	$ 10.18
Weighted average exercise price, granted (in dollars per share)	7.50
Weighted average exercise price, exercised (in dollars per share)	3.01
Weighted average exercise price, forfeited (in dollars per share)	11.75
Weighted average exercise price, expired (in dollars per share)	11.84
Weighted average exercise price, ending balance (in dollars per share)	$ 10.08	$ 10.18
Weighted average remaining contractual term, outstanding	6 years 4 months 15 days	6 years 9 months 15 days
Aggregate intrinsic value, outstanding	$ 1,886	$ 32,984
Vested and expected to vest, number of options (in shares)	29,484,888
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 10.04
Weighted average expected to vest, remaining contractual term	6 years 3 months 6 days
Aggregate intrinsic value, vested and expected to vest	$ 1,886
Number of options exercisable (in shares)	18,697,466
Weighted average exercise price exercisable (in dollars per share)	$ 9.59
Weighted average remaining contractual term, exercisable	4 years 15 months 3 days
Exercisable, aggregate intrinsic value	$ 1,886